INVESTMENT IN AN AFFILIATED COMPANY (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other receivables and prepaid expenses	$ 5,653	$ 4,477
Other payables and accrued expenses	15,062	18,102
Mail Vision Affiliated Company [Member]
Other receivables and prepaid expenses	0	116
Other payables and accrued expenses	$ 492	$ 0